Annual Total Returns [BarChart] - Payden California Municipal Social Impact Fund - Investor Class	Feb. 28, 2021
Bar Chart Table:
Annual Return 2011	9.56%
Annual Return 2012	4.66%
Annual Return 2013	(0.83%)
Annual Return 2014	6.05%
Annual Return 2015	2.38%
Annual Return 2016	(0.38%)
Annual Return 2017	6.03%
Annual Return 2018	0.58%
Annual Return 2019	7.82%
Annual Return 2020	5.57%